Premises and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Purchase Obligation	$ 1,324
Depreciation and amortization of premises and equipment	$ 2,374	$ 2,678	$ 2,596